Schedule of issued capital (Details) - USD ($)		1 Months Ended		12 Months Ended
		Dec. 31, 2023	Jul. 31, 2023	Jun. 30, 2025		Jun. 30, 2024
Notes and other explanatory information [abstract]
Owners share capital, opening, shares			3,918,750	10,282,686		3,918,750
Issued and fully paid from equity issuances	[1]			2,042,197		1,315,000
Issued shares fully paid in lieu services				245,000
Issue of shares as consideration for business combination	[2]			315,789
Issue of shares from the conversion of the convertible notes	[3]					4,721,794
Advisor Options exercised		327,142	327,142		[4]	327,142	[4]
Options exercised	[5]			155,537
Owners share capital, closing, shares				13,041,209		10,282,686
Owners share capital, opening, value	[3]		$ 3,385,281	$ 46,779,703		$ 3,385,281
Issued and fully paid from equity issuances	[1]			4,177,145		9,964,825
Share issue transaction costs net of tax				(78,851)		(1,174,911)
Issue shares fully paid in lieu of services				843,450
Issue of shares as consideration for business combination	[2]			946,200
Issue of shares from the conversion of the convertible notes	[3]					32,177,751
Advisor Options exercised	[4]					2,426,757
Options exercised	[5]			476,313
Owners share capital, closing, value				$ 53,143,960		$ 46,779,703	[3]

[1]	(i) In November 2024, the Company issued 1,140,388 Ordinary Shares, relating to a placement of Ordinary Shares at USD$1.68, raising approximately USD$1,915,852.
[2]	In December 2024 we completed the acquisition BJJ Link refer Note 18 for further details.
[3]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.
[4]	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.
[5]	Included is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the certain triggers of which 150,000 shares vested immediately on execution of the Ambassador Agreement.